UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9-30-2010
                                               ---------------------------------

Check here if Amendment |_|;       Amendment Number:
This Amendment (Check only one.):  |_| is a restatement.
                                   |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
          ----------------------------------------------------------------------
Address:  700 Seventeenth Street Suite 2350
          ----------------------------------------------------------------------
          Denver, CO 80202
          ----------------------------------------------------------------------

Form 13F File Number: 28-05337
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
          ----------------------------------------------------------------------
Title:    Principal
          ----------------------------------------------------------------------
Phone:    303/832.2300
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard P. Kopp, CFA                     Denver, CO              11-2-2010
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                         -----------

Form 13F Information Table Entry Total:          122
                                         -----------

Form 13F Information Table Value Total:  $   174,429
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                          ITEM 2:             ITEM 3:         ITEM 4:        ITEM 5:     ITEM 6:        ITEM 7:     ITEM 8:
                                                     CUSIP           FAIR MARKET                INVESTMENT                 VOTING
NAME OF ISSUER                   TITLE OF CLASS      NUMBER          VALUE          SHARES      DISCRETION     MANAGERS    AUTHORITY
--------------                   --------------    ----------        -----------    ------      ----------     --------    ---------
Vanguard Short-term Bond Index   COMMON STOCK         921937827       8,719,332     106,658        SOLE          SOLE        SOLE
Vanguard Total Bond Index Fund   COMMON STOCK         921937835       8,138,961      98,463        SOLE          SOLE        SOLE
Russell Large Blend              COMMON STOCK                         7,141,016     113,080        SOLE          SOLE        SOLE
BHP Billiton                     COMMON STOCK          88606108       6,065,608      79,476        SOLE          SOLE        SOLE
Vanguard Intermediate Bond Fun   COMMON STOCK         921937819       5,905,251      68,096        SOLE          SOLE        SOLE
Exxon Mobil Corporation          COMMON STOCK          91927806       4,698,450      76,039        SOLE          SOLE        SOLE
IBM                              COMMON STOCK         459200101       4,541,578      33,857        SOLE          SOLE        SOLE
Intel Corporation                COMMON STOCK         458140100       4,535,002     236,198        SOLE          SOLE        SOLE
McDonald's                       COMMON STOCK                         4,498,243      60,371        SOLE          SOLE        SOLE
United Technologies              COMMON STOCK         913017109       4,479,797      62,892        SOLE          SOLE        SOLE
Sabine Royalty Trust             COMMON STOCK         785688102       4,349,231      82,030        SOLE          SOLE        SOLE
Chubb Corporation                COMMON STOCK         171232101       4,125,107      72,383        SOLE          SOLE        SOLE
Emerging Markets                 COMMON STOCK                         4,111,319      91,832        SOLE          SOLE        SOLE
Microsoft Corporation            COMMON STOCK         594918104       4,075,528     166,416        SOLE          SOLE        SOLE
Philip Morris International In   COMMON STOCK                         3,966,160      70,799        SOLE          SOLE        SOLE
E. I. Du Pont De Nemours         COMMON STOCK         263534109       3,769,587      84,482        SOLE          SOLE        SOLE
Coca-Cola Co.                    COMMON STOCK         191216100       3,679,796      62,881        SOLE          SOLE        SOLE
AmeriGas Partners LP             COMMON STOCK          30975106       3,520,856      78,573        SOLE          SOLE        SOLE
Johnson & Johnson                COMMON STOCK         478160104       3,419,758      55,193        SOLE          SOLE        SOLE
Buckeye Partners LP              COMMON STOCK                         3,371,787      53,099        SOLE          SOLE        SOLE
Home Depot                       COMMON STOCK         437076102       3,229,364     101,937        SOLE          SOLE        SOLE
Sanofi-Aventis SA                COMMON STOCK                         2,860,265      86,023        SOLE          SOLE        SOLE
Dow Jones Industrial Average     COMMON STOCK                         2,432,399      22,541        SOLE          SOLE        SOLE
Enerplus Res FD                  COMMON STOCK                         2,333,568      90,624        SOLE          SOLE        SOLE
Procter & Gamble                 COMMON STOCK         742718109       2,171,694      36,213        SOLE          SOLE        SOLE
Abbott Laboratories              COMMON STOCK           2824100       1,787,757      34,222        SOLE          SOLE        SOLE
Vanguard Interm-Term Corp Bond   COMMON STOCK         92206C870       1,712,371      20,949        SOLE          SOLE        SOLE
Chevron Corp                     COMMON STOCK         166741100       1,599,846      19,739        SOLE          SOLE        SOLE
Peabody Energy Corporation       COMMON STOCK                         1,594,883      32,542        SOLE          SOLE        SOLE
Waste Management Inc Del         COMMON STOCK                         1,577,564      44,140        SOLE          SOLE        SOLE
Ishares Intermediate Corp        COMMON STOCK         464287242       1,551,595      13,720        SOLE          SOLE        SOLE
EAFE Foreign                     COMMON STOCK                         1,486,465      27,066        SOLE          SOLE        SOLE
Vodafone Group New ADR           COMMON STOCK                         1,476,468      59,511        SOLE          SOLE        SOLE
Auto Data Processing             COMMON STOCK          53015103       1,416,159      33,694        SOLE          SOLE        SOLE
Treasury Inflation Protected B   COMMON STOCK                         1,319,844      12,102        SOLE          SOLE        SOLE
Bank of Montreal                 COMMON STOCK                         1,307,807      22,646        SOLE          SOLE        SOLE
Vanguard Index Trust Total Sto   COMMON STOCK                         1,296,631      22,214        SOLE          SOLE        SOLE
3M Company                       COMMON STOCK         604059105       1,243,855      14,345        SOLE          SOLE        SOLE
Anadarko Petroleum               COMMON STOCK          32511107       1,237,129      21,685        SOLE          SOLE        SOLE
Xcel Energy Inc                  COMMON STOCK                         1,236,406      53,827        SOLE          SOLE        SOLE
Wal Mart Stores Inc.             COMMON STOCK                         1,235,242      23,080        SOLE          SOLE        SOLE
Merck & Co.                      COMMON STOCK          58933107       1,121,012      30,454        SOLE          SOLE        SOLE
Emerson Electric Company         COMMON STOCK         291011104       1,119,657      21,262        SOLE          SOLE        SOLE
Transcanada Corp                 COMMON STOCK         89353D107       1,030,860      27,771        SOLE          SOLE        SOLE
Diageo PLC ADR                   COMMON STOCK                           996,573      14,441        SOLE          SOLE        SOLE
Apache Corp                      COMMON STOCK                           974,178       9,965        SOLE          SOLE        SOLE
Caterpillar Inc.                 COMMON STOCK         149123101         966,190      12,280        SOLE          SOLE        SOLE
Russell 3000                     COMMON STOCK                           953,069      14,130        SOLE          SOLE        SOLE
Bristol-Myers Squibb             COMMON STOCK         110122108         919,585      33,920        SOLE          SOLE        SOLE
Plains All Amern Ppln LP         COMMON STOCK                           895,272      14,231        SOLE          SOLE        SOLE
AT&T Inc.                        COMMON STOCK                           868,153      30,355        SOLE          SOLE        SOLE
Cisco Systems                    COMMON STOCK         17275R102         868,072      39,638        SOLE          SOLE        SOLE
Altria Group                     COMMON STOCK                           862,894      35,924        SOLE          SOLE        SOLE
EOG Resources                    COMMON STOCK         293562104         833,011       8,960        SOLE          SOLE        SOLE
EMC Corp Mass                    COMMON STOCK         268648102         829,664      40,850        SOLE          SOLE        SOLE
Target Corp                      COMMON STOCK         872540109         792,515      14,830        SOLE          SOLE        SOLE
Southern Company                 COMMON STOCK         842587107         773,065      20,759        SOLE          SOLE        SOLE
Hewlett Packard Company          COMMON STOCK      428236103000         765,968      18,207        SOLE          SOLE        SOLE
General Mills Inc.               COMMON STOCK         370334104         748,230      20,477        SOLE          SOLE        SOLE
Royal Bank of Canada             COMMON STOCK                           720,228      13,816        SOLE          SOLE        SOLE
Pepsico Inc.                     COMMON STOCK         997134101         719,678      10,832        SOLE          SOLE        SOLE
Cree Inc                         COMMON STOCK                           715,542      13,180        SOLE          SOLE        SOLE
iShares Tr Comex Gold            COMMON STOCK                           707,200      55,250        SOLE          SOLE        SOLE
NextEra Energy, Inc.             COMMON STOCK                           701,359      12,895        SOLE          SOLE        SOLE
Public Storage Inc.              COMMON STOCK                           698,203       7,195        SOLE          SOLE        SOLE
Expeditors Int'l                 COMMON STOCK                           686,978      14,860        SOLE          SOLE        SOLE
Royal Dutch Shell A Adrf         COMMON STOCK                           683,742      11,339        SOLE          SOLE        SOLE
3-7 Year Treasury                COMMON STOCK         464288661         677,752       5,732        SOLE          SOLE        SOLE
Xilinx Inc                       COMMON STOCK                           667,146      25,043        SOLE          SOLE        SOLE
Nike Inc. Cl B                   COMMON STOCK         654106103         631,183       7,876        SOLE          SOLE        SOLE
Plum Creek Timber Co             COMMON STOCK         729251108         624,704      17,697        SOLE          SOLE        SOLE
U S Bancorp Del                  COMMON STOCK                           579,935      26,824        SOLE          SOLE        SOLE
Streettracks Gold TRUST          COMMON STOCK                           562,676       4,399        SOLE          SOLE        SOLE
Canadian Natl Ry Co              COMMON STOCK                           551,340       8,612        SOLE          SOLE        SOLE
Vanguard Div Apprciation         COMMON STOCK         921908844         546,854      11,224        SOLE          SOLE        SOLE
Sysco Corp.                      COMMON STOCK         871829107         532,925      18,686        SOLE          SOLE        SOLE
Kraft Foods Inc                  COMMON STOCK                           528,292      17,119        SOLE          SOLE        SOLE
Polaris Industries               COMMON STOCK         731068102         513,965       7,895        SOLE          SOLE        SOLE
Stryker Corp                     COMMON STOCK                           513,513      10,260        SOLE          SOLE        SOLE
Heinz H J Co                     COMMON STOCK         423074103         512,070      10,810        SOLE          SOLE        SOLE
Wells Fargo                      COMMON STOCK         949746101         486,452      19,369        SOLE          SOLE        SOLE
Vanguard Int'l Ex-US Equity      COMMON STOCK         922042775         465,144      10,245        SOLE          SOLE        SOLE
Russell Large Value              COMMON STOCK                           464,664       7,877        SOLE          SOLE        SOLE
Russell Large Growth             COMMON STOCK         464287614         458,940       8,934        SOLE          SOLE        SOLE
Duke Energy                      COMMON STOCK         264399106         445,991      25,183        SOLE          SOLE        SOLE
WP Carey & Co LLC                COMMON STOCK                           445,801      15,399        SOLE          SOLE        SOLE
Clorox Co.                       COMMON STOCK                           440,616       6,600        SOLE          SOLE        SOLE
General Electric                 COMMON STOCK         369604103         433,241      26,661        SOLE          SOLE        SOLE
Apple Computer Inc               COMMON STOCK                           415,126       1,463        SOLE          SOLE        SOLE
Medtronic Inc.                   COMMON STOCK         585055106         407,393      12,132        SOLE          SOLE        SOLE
EnCana Corp                      COMMON STOCK                           375,698      12,428        SOLE          SOLE        SOLE
Barrick Gold                     COMMON STOCK                           370,320       8,000        SOLE          SOLE        SOLE
Ecolab Inc                       COMMON STOCK                           361,776       7,130        SOLE          SOLE        SOLE
Archer Daniels Midland           COMMON STOCK                           335,639      10,515        SOLE          SOLE        SOLE
AllianceBernstein Holding LP     COMMON STOCK          18548107         326,956      12,380        SOLE          SOLE        SOLE
Verizon Communications           COMMON STOCK         92343V104         324,368       9,953        SOLE          SOLE        SOLE
Russell Small Cap                COMMON STOCK         464287655         323,528       4,793        SOLE          SOLE        SOLE
QEP Resources Inc                COMMON STOCK         74733V100         315,747      10,476        SOLE          SOLE        SOLE
Pfizer Incorporated              COMMON STOCK         717081103         311,000      18,113        SOLE          SOLE        SOLE
Water Resources ETF              COMMON STOCK                           305,596      18,465        SOLE          SOLE        SOLE
Oracle Corp.                     COMMON STOCK         68389X105         296,639      11,048        SOLE          SOLE        SOLE
Sherwin Williams                 COMMON STOCK                           294,399       3,918        SOLE          SOLE        SOLE
J M Smuckers Co New              COMMON STOCK                           283,401       4,682        SOLE          SOLE        SOLE
Sector Spdr Materials Fd         COMMON STOCK                           281,974       8,602        SOLE          SOLE        SOLE
Bard C R Incorporated            COMMON STOCK                           259,762       3,190        SOLE          SOLE        SOLE
Potash Corp Sask Inc             COMMON STOCK         73755L107         257,111       1,785        SOLE          SOLE        SOLE
UnitedHealth Group               COMMON STOCK         910581107         249,457       7,105        SOLE          SOLE        SOLE
Zimmer Holdings Inc              COMMON STOCK         98956P102         248,986       4,758        SOLE          SOLE        SOLE
Deere & Company                  COMMON STOCK         244199105         236,415       3,388        SOLE          SOLE        SOLE
Russell MidCap                   COMMON STOCK                           236,046       2,612        SOLE          SOLE        SOLE
Jacobs Engineering Group         COMMON STOCK                           222,912       5,760        SOLE          SOLE        SOLE
Colgate Palmolive                COMMON STOCK         194162103         222,663       2,897        SOLE          SOLE        SOLE
Berkshire Hathaway Cl B          COMMON STOCK                           206,700       2,500        SOLE          SOLE        SOLE
McMoran Exploration Co           COMMON STOCK         582411104         206,520      12,000        SOLE          SOLE        SOLE
Questar Corporation              COMMON STOCK                           195,915      11,176        SOLE          SOLE        SOLE
Alcoa Inc.                       COMMON STOCK          13817101         152,586      12,600        SOLE          SOLE        SOLE
Keycorp Inc New                  COMMON STOCK                           102,684      12,900        SOLE          SOLE        SOLE
Falcon Oil & Gas Ltd             COMMON STOCK                            47,899     317,000        SOLE          SOLE        SOLE
Ben Ezra Weinstein New           COMMON STOCK                                15      50,000        SOLE          SOLE        SOLE
Pop N Go Inc                     COMMON STOCK         732816103               9      12,800        SOLE          SOLE        SOLE
Galaxy Energy Corp               COMMON STOCK                                 5      16,000        SOLE          SOLE        SOLE
Intl Cavitation Tech             COMMON STOCK                                 -      40,000        SOLE          SOLE        SOLE